Loss and Loss Adjustment Expense Reserves - Summary of The Reconciliation of The Net Incurred and Paid Loss Information in The Loss Reserve Rollforward Table and Development Tables (Detail) - Hippo Enterprises Inc And Subsidiaries [Member]
$ in Millions
Dec. 31, 2020 USD ($)
Loss and Loss Adjustment Expense Reserves [Line Items]
Rollforward table, Incurred	$ 25.3
Development table, Incurred	28.1
Variance, Incurred	(2.8)
Unallocated loss adjustment expense, Incurred	2.2
Loss and LAE of Spinnaker prior to the acquisition, Incurred	(5.0)
Rollforward table, Paid	17.0
Development table, Paid	17.1
Variance, Paid	(0.1)
Unallocated loss adjustment expense, Paid	(2.1)
Loss and LAE of Spinnaker prior to the acquisition, Paid	$ 2.0